RELATED PARTIES - Additional information of related parties (Details) - RUB (₽) ₽ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
RELATED PARTIES
Right-of-use assets	₽ 138,817		₽ 138,817	₽ 149,007
Key management remuneration			1,574	816	₽ 739
Key management remuneration as base salaries			917	504	490
Key management remuneration as bonus			657	312	249
Cash-settled and equity-settled share-based payments			798	554	₽ 486
Buildings
RELATED PARTIES
Carrying value of buildings sold		₽ 1,479
Installment of consideration payable period		10 years
Installment of sale consideration, interest rate (as a percent)		9.00%
Right-of-use assets		₽ 3,123
Lease obligation		5,197
Recognized gain		₽ 1,745
Maximum | Buildings
RELATED PARTIES
Lease term		15 years
Mutual investment funds of Rezervny
RELATED PARTIES
Financial assets at fair value	5,682		5,682
Payments to acquire shares	5,665
Mutual investment funds of Rezervny - Valyutny
RELATED PARTIES
Financial assets at fair value	3,667		3,667
Payments to acquire shares	3,678
East-West United Bank
RELATED PARTIES
Cash position with related parties	282		282	938
Sistema
RELATED PARTIES
Ownership interest sold (as a percent)		18.69%
Proceeds from sale of ownership interest		₽ 7,902
Amount receivable	5,267		5,267
Business Nedvizhimost
RELATED PARTIES
Amount receivable	2,916		₽ 2,916	₽ 2,561
Interest rate			1.50%
Business Nedvizhimost | Buildings
RELATED PARTIES
Consideration (including VAT)		₽ 7,247
Rent-Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)						100.00%
Proceeds from sale of ownership interest						₽ 8,500
Mutual investment fund - Sistema-Rentnaya Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)				40.26%
Proceeds from sale of ownership interest				₽ 450
Share in joint venture				658
Sistema Capital
RELATED PARTIES
Balance of assets under trust management	₽ 8,195		₽ 8,195	₽ 11,644